NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

25.                               NON-CONTROLLING INTEREST

The non-controlling interest represents shares held by former Wavecom employees under their long-term incentive plan.  The shares had vested, but were subject to a hold period for tax purposes.  We had entered into a put/call agreement with these employees to purchase back the shares at €8.50 per share upon expiry of the tax hold period.  Until that time, the shares were considered non-controlling interest.  On June 8, 2011, the tax hold period expired on these vested shares.  During the year ended December 31, 2012, we acquired 4,250 shares, respectively, at €8.50 per share.  The obligation for the remaining 500 shares at €8.50 per share has been recorded as at December 31, 2012 and is classified under accrued liabilities.

The following table summarizes the effects of changes in our ownership interest of Wavecom on our equity:

	2012	2011	2010
Net earnings (loss) attributable to the Company	$27,199	$(29,315)	$(14,541)
Transfer (to) from non-controlling interest:
Increase on issuance of free shares	—	(796)	(229)
	$27,199	$(30,111)	$(14,770)